Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 682,508	$ 1,146,255	$ 1,275,045
Disaggregation of Revenue
Revenue Table
The following tables contain the Company’s total revenue, excluding revenue of the Teekay Gas Business (see Note 23), for the years ended December 31, 2021, 2020 and 2019, by contract type, by segment and by business line within segments.

	Year Ended December 31, 2021
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	46,159	—	2,220	48,379
Voyage charters	485,896	—	—	485,896
FPSO contracts	—	47,895	—	47,895
Management fees and other	10,312	—	90,026	100,338
	542,367	47,895	92,246	682,508

	Year Ended December 31, 2020
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	127,598	—	17,152	144,750
Voyage charters	741,804	—	—	741,804
FPSO contracts	—	108,952	—	108,952
Management fees and other	17,032	—	133,717	150,749
	886,434	108,952	150,869	1,146,255

	Year Ended December 31, 2019
	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$
Time charters	17,495	—	22,066	39,561
Voyage charters	881,603	—	—	881,603
FPSO contracts	—	210,816	—	210,816
Management fees and other	42,840	—	100,225	143,065
	941,938	210,816	122,291	1,275,045

Time charters
Disaggregation of Revenue [Line Items]
Revenues	$ 48,379	144,750	39,561
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	485,896	741,804	881,603
FPSO
Disaggregation of Revenue [Line Items]
Revenues	47,895	108,952	210,816
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	100,338	150,749	143,065
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	551,715	945,713	1,037,778
Sales-type and Direct Financing Leases, Interest Income	293	874	0
Operating Lease, Variable Lease Income	30,162	43,701	45,389
Operating Lease, Variable Lease Income, Other	0	5,218	48,813
Lease income	582,170	995,506	1,131,980
Operating Segments | Teekay Tankers | Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenues	542,367	886,434	941,938
Operating Segments | Teekay Tankers | Tankers [Member] | Time charters
Disaggregation of Revenue [Line Items]
Revenues	46,159	127,598	17,495
Operating Segments | Teekay Tankers | Tankers [Member] | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	485,896	741,804	881,603
Operating Segments | Teekay Tankers | Tankers [Member] | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Tankers | Tankers [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	10,312	17,032	42,840
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues	140,141	259,821	333,107
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenues	47,895	108,952	210,816
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenues	47,895	108,952	210,816
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenues	92,246	150,869	122,291
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenues	2,220	17,152	22,066
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	$ 90,026	$ 133,717	$ 100,225